               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 37                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 37                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
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                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  May 1, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2006, pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 1, 2006

American Century
Investments
PROSPECTUS

NT LARGE COMPANY VALUE FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY BY CERTAIN FUNDS OF FUNDS ADVISED BY
AMERICAN CENTURY. THE FUND IS CLOSED TO OTHER INVESTORS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund's principal risks include

*  VALUE INVESTING - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

*  TOBACCO EXCLUSION - The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

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        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

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3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                TOTAL ANNUAL
                     MANAGEMENT   AND SERVICE    OTHER        FUND OPERATING
                     FEE(1)       (12B-1) FEES   EXPENSES(2)  EXPENSES
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Institutional Class  0.67%        None           0.00%        0.67%
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(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                           1 YEAR                      3 YEARS
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Institutional Class                        $68                         $214
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OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

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        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

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5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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6

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
("strategy assets"). Strategy assets include the assets of the fund and the
Large Company Value fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly.
However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

The fund will pay the advisor a unified management fee of 0.700% of its pro rata share of the first $1 billion of the strategy assets, 0.600% of its pro rata share of the next $4 billion of the strategy assets, 0.500% of its pro rata share over $5 billion of the strategy assets.

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7

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages NT Large Company Value since its inception. He joined American Century in April 1997 as managing director of value and quantitative equities. From August 1978 until he joined American Century, Mr.
Mallon was employed in several positions by Federated Investors, and had served as president and chief executive officer of Federated Investment Counseling and executive vice president of Federated Research Corporation since January 1990.
Mr. Mallon has a bachelor of arts from Westminster College and an MBA from
Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages NT Large Company Value since its inception. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages NT Large Company Value since its inception. He joined American
Century in April 2000. He became a portfolio manager in February 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas - Austin. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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INVESTING WITH AMERICAN CENTURY

PURCHASE OF FUND SHARES

The fund is available for purchase only by certain funds of funds advised by
American Century. Transactions involving fund shares are effected using systems and procedures internal to American Century.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

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        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

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9

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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11

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

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        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

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        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (more than 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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13

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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14

NOTES

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15

NOTES

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16

NOTES

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17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         * EDGAR database at sec.gov
                        * By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                                FUND CODE
--------------------------------------------------------------------------------
NT Large Company Value Fund
  Institutional Class                                         423
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0605
SH-PRS-48722

May 1, 2006

American Century Investments
prospectus

NT MID CAP VALUE FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY BY CERTAIN FUNDS OF FUNDS ADVISED BY
AMERICAN CENTURY. THE FUND IS CLOSED TO OTHER INVESTORS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000(R) Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R)
Index.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund's principal risks include

*  VALUE INVESTING - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

*  MID CAP STOCKS - The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

*  TOBACCO EXCLUSION - The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us or visit americancentury.com.

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3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    DISTRIBUTION                  TOTAL ANNUAL
                       MANAGEMENT   AND SERVICE      OTHER        FUND OPERATING
                       FEE(1)       (12B-1) FEES     EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
Institutional Class    0.80%        None             0.00%        0.80%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. FOR MORE
     INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The Investment Advisor
     UNDER Management.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                           1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Institutional Class                        $82                           $255
--------------------------------------------------------------------------------

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4

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the portfolio managers. The managers also may consider whether the companies'
securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000(R) Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R)
Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

------
5

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Mid-cap stocks may involve greater risks because the value of securities of medium size, less-well known companies can be more volatile than that of relatively larger companies and can react differently to company, political, market and economic developments than the market as a whole and other types of stocks.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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6

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The fund will pay the advisor a unified management fee of 0.80%.

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7

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds.
The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages NT Mid Cap Value since its inception.
Prior to joining American Century in September 1993, he spent 11 years at
Boatmen's Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages NT Mid Cap Value since its inception. He became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages NT Mid Cap Value since its inception. He joined American Century in
June 1998 and became a portfolio manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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8

INVESTING WITH AMERICAN CENTURY

PURCHASE OF FUND SHARES

The fund is available for purchase only by certain funds of funds advised by
American Century. Transactions involving fund shares are effected using systems and procedures internal to American Century.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize

------
9

harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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10

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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11

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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12

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (more than 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
13

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
14

NOTES

------
15

NOTES

------
16

NOTES

------
17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                                     FUND CODE
--------------------------------------------------------------------------------
NT Mid Cap Value Fund
  Institutional Class                                              454
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0605
SH-PRS-48723

May 1, 2006

American Century Investments
statement of additional information

American Century Capital Portfolios, Inc.

Equity Income Fund
Equity Index Fund
Large Company Value Fund
Mid Cap Value Fund
NT Large Company Value Fund
NT Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund
Value Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED JULY 29, 2005 AND MAY 1, 2006, BUT IS NOT A PROSPECTUS. THE
STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------

THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this statement of additional information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                           TICKER SYMBOL               INCEPTION DATE
-------------------------------------------------------------------------------
Equity Income
  Investor Class                       TWEIX                       08/01/1994
-------------------------------------------------------------------------------
  Institutional Class                  ACIIX                       07/08/1998
-------------------------------------------------------------------------------
  C Class                              AEYIX                       07/13/2001
-------------------------------------------------------------------------------
  R Class                              AEURX                       08/29/2003
-------------------------------------------------------------------------------
  Advisor Class                        TWEAX                       03/07/1997
-------------------------------------------------------------------------------
Equity Index
  Investor Class                       ACIVX                       02/26/1999
-------------------------------------------------------------------------------
  Institutional Class                  ACQIX                       02/26/1999
-------------------------------------------------------------------------------
Large Company Value
  Investor Class                       ALVIX                       07/30/1999
-------------------------------------------------------------------------------
  Institutional Class                  ALVSX                       08/10/2001
-------------------------------------------------------------------------------
  A Class                              ALAVX                       01/31/2003
-------------------------------------------------------------------------------
  B Class                              ALBVX                       01/31/2003
-------------------------------------------------------------------------------
  C Class                              ALPCX                       11/07/2001
-------------------------------------------------------------------------------
  R Class                              ALVRX                       08/29/2003
-------------------------------------------------------------------------------
  Advisor Class                        ALPAX                       10/26/2000
-------------------------------------------------------------------------------
Mid Cap Value
  Investor Class                       ACMVX                       03/31/2004
-------------------------------------------------------------------------------
  Institutional Class                  AVUAX                       08/02/2004
-------------------------------------------------------------------------------
  R Class                              AMVRX                       07/29/2005
-------------------------------------------------------------------------------
  Advisor Class                        ACLAX                       01/13/2005
-------------------------------------------------------------------------------
NT Large Company Value
-------------------------------------------------------------------------------
  Institutional Class                  N/A                         05/12/2006
-------------------------------------------------------------------------------
NT Mid Cap Value
-------------------------------------------------------------------------------
  Institutional Class                  N/A                         05/12/2006
-------------------------------------------------------------------------------
Real Estate
  Investor Class                       REACX                       09/21/1995
-------------------------------------------------------------------------------
  Institutional Class                  REAIX                       06/16/1997
-------------------------------------------------------------------------------
  Advisor Class                        AREEX                       10/06/1998
-------------------------------------------------------------------------------
Small Cap Value
  Investor Class                       ASVIX                       07/31/1998
-------------------------------------------------------------------------------
  Institutional Class                  ACVIX                       10/26/1998
-------------------------------------------------------------------------------
  C Class                              ACVCX                       06/01/2001
-------------------------------------------------------------------------------
  Advisor Class                        ACSCX                       12/31/1999
-------------------------------------------------------------------------------
Value
  Investor Class                       TWVLX                       09/01/1993
-------------------------------------------------------------------------------
  Institutional Class                  AVLIX                       07/31/1997
-------------------------------------------------------------------------------
  A Class                              ACAVX                       01/31/2003
-------------------------------------------------------------------------------
  B Class                              ACBVX                       01/31/2003
-------------------------------------------------------------------------------
  C Class                              ACLCX                       06/04/2001
-------------------------------------------------------------------------------
  R Class                              AVURX                       07/29/2005
-------------------------------------------------------------------------------
  Advisor Class                        TWADX                       10/02/1996
-------------------------------------------------------------------------------

------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Equity Income, Large Company Value, Mid Cap Value, NT Large Company Value, NT
Mid Cap Value, Small Cap Value and Value are each diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Equity Index and Real Estate are non-diversified as defined in the Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate to pursue a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Equity Income, Large Company
Value, Mid Cap Value, NT Large Company Value, NT Mid Cap Value, Real Estate,
Small Cap Value and Value funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested. However, under exceptional conditions, each fund except Equity Index may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The managers may use futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM SECURITIES, page 11 and FUTURES AND OPTIONS, page
12.

------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below. An "X" indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                  LARGE      MID
                                  COMPANY    CAP
                                  VALUE      VALUE
                                  AND        AND
                                  NT         NT
                                  LARGE      MID               SMALL
                EQUITY   EQUITY   COMPANY    CAP      REAL     CAP
                INCOME   INDEX    VALUE      VALUE    ESTATE   VALUE    VALUE
--------------------------------------------------------------------------------
Equity          x        x        x          x        x        x        x
Equivalent
Securities
--------------------------------------------------------------------------------
Debt            x        x        x          x        x        x        x
Securities
--------------------------------------------------------------------------------
Foreign         35%      x        20%        35%      x        20%      35%
Securities
--------------------------------------------------------------------------------
Convertible     x        x        x          x        x        x        x
Securities
--------------------------------------------------------------------------------
Short           x        x        x          x        x        x        x
Sales
--------------------------------------------------------------------------------
Portfolio       33-1/3%  33-1/3%  33-1/3%    33-1/3%  33-1/3%  33-1/3%  33-1/3%
Lending
--------------------------------------------------------------------------------
Derivative      x        x        x          x        x        x        x
Securities
--------------------------------------------------------------------------------
Investments     5%       5%       5%         5%       5%       5%       5%
in Issuers
with Limited
Operating
Histories
--------------------------------------------------------------------------------
Repurchase      x        x        x          x        x        x        x
Agreements
--------------------------------------------------------------------------------
When-Issued     x        x        x          x        x        x        x
and Forward
Commitment
Agreements
--------------------------------------------------------------------------------
Illiquid        15%      15%      15%        15%      15%      15%      15%
Securities
--------------------------------------------------------------------------------
Short-Term      x        x        x          x        x        x        x
Securities
--------------------------------------------------------------------------------
Other           10%      10%      10%        10%      10%      10%      10%
Investment
Companies
--------------------------------------------------------------------------------
Futures and     x        x        x          x        x        x        x
Options
--------------------------------------------------------------------------------
Forward         x        x        x          x        x        x        x
Currency
Exchange
Contracts
--------------------------------------------------------------------------------

Equity Equivalent Securities

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include common stock, preferred stock, securities convertible into common stock, stock futures contracts and stock index futures contracts.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in FOREIGN SECURITIES, page 6, are an example of the type of derivative security in which a fund might invest.

------

Debt Securities

Each of the funds may invest in debt securities. The primary or secondary investment objective of Equity Income, Large Company Value, Mid Cap Value, NT
Large Company Value, NT Mid Cap Value, Real Estate, Small Cap Value and Value is
income creation. As a result, these funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard &
Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS, page 68.

If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the portfolio managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets. Portfolio managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

------

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

------

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The

------

two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral or indices. For example, Standard & Poor's
Depositary Receipts, also known as "SPDRs", track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments

------

may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

------

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

------

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

------

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the

------

Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

------

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

------

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following policies apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

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SUBJECT            POLICY
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment)
                   in an amount not exceeding 33(1)/3% of the fund's total
                   assets.
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other
                   loan if, as a result, more than 33(1)/3% of the fund's total assets would be lent to other parties except, (i) through
                   the purchase of debt securities in accordance with its
                   investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless
                   acquired as a result of ownership of securities or other
                   instruments. This policy shall not prevent a fund from
                   investing in securities or other instruments backed by
                   real estate or securities of companies that deal in real
                   estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      Equity Income, Large Company Value, Mid Cap Value,
                   NT Large Company Value, NT Mid Cap Value, Small
                   Cap Value and Value may not concentrate their
                   investments in securities of issuers in a particular
                   industry (other than securities issued or guaranteed
                   by the U.S. government or any of its agencies or
                   instrumentalities). Equity Index may be concentrated
                   to the extent that the S&P 500 is concentrated. Real
                   Estate may concentrate its investments in real estate
                   securities.
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities
                   issued by others, except to the extent that the fund may
                   be considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted
                   securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities or
                   other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and
                   futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control
                   over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit these transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, Equity
Income, Large Company Value, Mid Cap Value, NT Large Company Value, NT Mid Cap
Value, Small Cap Value and Value shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

------

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Leveraging     A fund may not purchase additional investment securities at any time when outstanding borrowings exceed 5% of the
               total assets of the fund.
--------------------------------------------------------------------------------
Liquidity      A fund may not purchase any security or enter into a
               repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven
               days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales    A fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin         A fund may not purchase securities on margin, except
               to obtain such short-term credits as are necessary for
               the clearance of transactions, and provided that margin
               payments in connection with futures contracts and options
               on futures contracts shall not constitute purchasing
               securities on margin.
--------------------------------------------------------------------------------
Futures and    A fund may enter into futures contracts and write and buy
Options        put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with   A fund may invest a portion of its assets in the equity
Limited        securities of issuers with limited operating histories. An
Operating      issuer is considered to have a limited operating history if that
Histories      issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
               consolidations, and research and development may be
               considered in determining whether a particular issuer has a record of three years of continuous operation. For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purpose of issuing debt or raising capital as a means of financing their ongoing operations.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Transactions with Subadvisor Affiliates

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor is a wholly owned subsidiary of J.P. Morgan Fleming Asset
Management Holdings, Inc. which is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPMorgan Chase). The subadvisor is a corporation organized under the laws of the State of Delaware and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at
522 Fifth Avenue, New York, New York 10036.

JPMorgan Chase, a bank holding company organized under the laws of the State of
Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

------

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
JPMorgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the Real Estate Fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund.
Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The Real Estate Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any
Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is shown in the Financial Highlights tables in that fund's prospectus. Because NT Large Company Value and NT Mid Cap
Value are new funds, they do not have Financial Highlights.

EQUITY INDEX

Although Equity Index may sell securities regardless of how long they have been held, the fund generally sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the S&P 500 Index, the fund's target index. The Financial Highlights section of the prospectus shows historical turnover rates for the fund.

LARGE COMPANY VALUE AND NT LARGE COMPANY VALUE

The portfolio managers of Large Company Value and NT Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the

------

decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the portfolio managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income. Higher turnover would generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

OTHER FUNDS

With respect to each other fund, the portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each other fund's portfolio turnover rates may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objectives, the portfolio managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's
(S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the

------

licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund.
S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500
Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund except Equity Index may invest in securities that may not fit its investment objective or its stated market.
During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities

*  other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, MIDWEST
RESEARCH INSTITUTE
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, PUBLIC
SERVICE COMPANY OF COLORADO
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, PLAZA BELMONT LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS TRANSPORTATION, INC. AND
ENTERTAINMENT PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, WESTERN INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Senior Vice President, Treasurer and Chief
Accounting Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present). Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present). Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS (the
Agreement). For its software, ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts.
Through December 31, 2005, DST received $21,201,953 in fees from ACS. DST's revenue for the calendar year ended December 31, 2005, was approximately $2.52 billion.

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of
DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

------

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board function like fund directors in many respects, but do not possess voting power. Advisory
Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.
--------------------------------------------------------------------------------
COMMITTEE: Executive
MEMBERS: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord
FUNCTION: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------
COMMITTEE: Compliance and Shareholder Communications
MEMBERS: Andrea C. Hall, Ph.D., James A. Olson (1), Gale E. Sayers, M.
Jeannine Strandjord
FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Audit
MEMBERS: D.D. (Del) Hock, Thomas A. Brown, Donald H. Pratt, Timothy S. Webster
FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Governance
MEMBERS: Donald H. Pratt, Thomas A. Brown, Gale E. Sayers, M. Jeannine
Strandjord
FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See NOMINATIONS OF DIRECTORS below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review
MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, James A. Olson(1), Donald H. Pratt, Gale E. Sayers, M. Jeannine
Strandjord
FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
(1) Advisory Board Member

------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

------

AGGREGATE DIRECTOR COMPENSATION DURING FISCAL YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
                                                     TOTAL COMPENSATION
                            TOTAL COMPENSATION       FROM THE AMERICAN
NAME OF DIRECTOR            FROM THE FUNDS(1)        CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $21,347                  $97,000
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $23,004                  $104,500
--------------------------------------------------------------------------------
D.D. (Del) Hock             $23,112                  $105,000
--------------------------------------------------------------------------------
James A. Olson(3)           $2,498                   $11,000
--------------------------------------------------------------------------------
Donald H. Pratt             $30,102                  $136,750
--------------------------------------------------------------------------------
Gale E. Sayers              $21,066                  $96,000
--------------------------------------------------------------------------------
M. Jeannine Strandjord      $21,070                  $96,000
--------------------------------------------------------------------------------
Timothy S. Webster          $23,004                  $104,500
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR
     ENDED MARCH 31, 2006, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. BROWN,
     $17,300; DR. HALL, $95,500; MR. HOCK, $95,500; MR. OLSON, $11,000;
     MR. PRATT, $18,825, MR. SAYERS $96,000 AND MR. WEBSTER, $44,975.

(3)  MR. OLSON WAS PAID AS AN ADVISORY BOARD MEMBER.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the table below. Because NT Large Company Value Fund and NT Mid Cap Value Fund were not in operation as of the calendar year end, they are not included in the tables below.

------

                             NAME OF DIRECTORS
--------------------------------------------------------------------------------
                             JAMES E.      JAMES E.     THOMAS A.   ANDREA C.
                             STOWERS, JR.  STOWERS III  BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Income             A             A            C           E
--------------------------------------------------------------------------------
   Equity Index              A             A            C           A
--------------------------------------------------------------------------------
   Large Company Value       A             A            B           A
--------------------------------------------------------------------------------
   Mid Cap Value             A             A            B           A
--------------------------------------------------------------------------------
   Real Estate               A             A            C           A
--------------------------------------------------------------------------------
   Small Cap Value           A             A            B           A
--------------------------------------------------------------------------------
   Value                     A             A            D           c
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies         E             E            E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                   NAME OF DIRECTORS
-------------------------------------------------------------------------------
                           D.D. (DEL)  DONALD    GALE E.  M. JEANNINE  TIMOTHY
                           HOCK        H. PRATT  SAYERS   STRANDJORD   WEBSTER
-------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Income           E           D         A        A            C
-------------------------------------------------------------------------------
   Equity Index            A           A         A        A            A
-------------------------------------------------------------------------------
   Large Company Value     A           A         A        A            A
-------------------------------------------------------------------------------
   Mid Cap Value           A           A         A        A            A
-------------------------------------------------------------------------------
   Real Estate             E           D         A        D            A
-------------------------------------------------------------------------------
   Small Cap Value         A           A         A        A            B
-------------------------------------------------------------------------------
   Value                   D           D         A        E            A
-------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies       E           E         E        E            E
-------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODES OF ETHICS

The funds, their investment advisor, principal underwriter and subadvisor have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

------

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

------

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of February 20,
2006 are as follows:

*  Aetna, Inc.
*  American Fidelity Assurance Co.
*  AUL/American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cambridge Financial Services, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company

------

*  CRA RogersCasey, Inc.
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Evaluation Associates, LLC
*  Evergreen Investments
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Life Insurance Company & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Jeffrey Slocum & Associates, Inc.
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  National Life Insurance Company
*  Nationwide Financial
*  New England Pension Consultants
*  Northwestern Mutual Life Insurance Co.
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  Rocaton Investment Advisors, LLC
*  S&P Financial Communications
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

------

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 6, 2006, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because NT
Large Company Value Fund and NT Mid Cap Value Fund were not in operation as of
April 6, 2006, they are not included in the table below.

                                            PERCENTAGE OF     PERCENTAGE OF
                                            OUTSTANDING       OUTSTANDING
                                            SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                    OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.     22%               0%
             San Francisco, California

             National Financial             7%                0%
             Services Corp.
             New York, New York
--------------------------------------------------------------------------------
  Institutional
             Fidelity FIIOC TR              21%               0%
             Covington, Kentucky

             Charles Schwab & Co. Inc.      11%               0%
             San Francisco, California

             UBATCO & Co.                   9%                0%
             FBO College Savings Plan
             Lincoln, Nebraska

             National Financial             8%                0%
             Services LLC
             New York, New York

             Mac & Co.                      7%                0%
             Mutual Fund Operations
             Pittsburgh, Pennsylvania

             Dingle & Co.                   6%                0%
             Detroit, Michigan
--------------------------------------------------------------------------------
  C
             None
--------------------------------------------------------------------------------
  R
             ING Life Insurance             24%               0%
             and Annuity Co.
             Hartford, Connecticut

             ING National Trust             17%               0%
             Hartford, Connecticut

             Hartford Life Ins. Co.         13%               0%
             Hartford, Connecticut

             Symetra Investment Services    11%               0%
             Seattle, Washington
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF     PERCENTAGE OF
                                            OUTSTANDING       OUTSTANDING
                                            SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                    OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.     42%               0%
             San Francisco, California

             Delaware Charter               6%                0%
             Guarantee & Trust
             FBO Principal
             Financial Group
             Des Moines, Iowa

             Delaware Charter               5%                0%
             Guarantee & Trust
             FBO Various Qualified Plans
             Des Moines, Iowa
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
  Investor
             Northwestern Mutual Life       27%               0%
             Milwaukee, Wisconsin

             Maroon Inc.                    6%                0%
             Milwaukee, Wisconsin
--------------------------------------------------------------------------------
  Institutional
             JPMorgan Chase                 12%               0%
             Bank Trustee
             Texas Health
             Retirement Program
             Kansas City, Missouri

             JPMorgan Chase Bank TR         8%                0%
             Newell Rubbermaid 401k
             Savings Plan and Trust
             Kansas City, Missouri

             JP Morgan Chase                6%                0%
             & Co TTEE
             Perot Systems Corp
             Retirement Saving Plan
             Kansas City, Missouri
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Investor
             Fidelity FIIOC TR              18%               0%
             Covington, Kentucky

             Saxon & Co.                    9%                0%
             Philadelphia, Pennsylvania

             JP Morgan Chase                7%                0%
             FBO Coca-Cola
             Enterprises, Inc.
             Matched Empl Svgs &
             Investment Plan
             Kansas City, Missouri

             JP Morgan Chase Bank TR        5%                0%
             Newell Rubbermaid
             401k Savings Plan and Trust
             Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Institutional
             Saxon & Co.                     23%               0%
             Philadelphia, Pennsylvania

             JPMorgan Chase                  11%               0%
             Bank Trustee
             FBO Toro Co.
             Investment Savings
             & Employee Stock
             Ownership Plan
             Kansas City, Missouri

             JPMorgan Chase as Trustee       7%                0%
             FBO HP Hood LLC
             Retirement Savings Plan
             Kansas City, Missouri

             JPMorgan Chase                  7%                0%
             Bank Trustee
             Taylor Companies 401k
             and Profit Sharing Plans
             Kansas City, Missouri

             JP Morgan Chase                 6%                0%
             Bank Trustee
             Collins & Aikman
             Pension Trust
             Brooklyn, New York

             JP Morgan Chase                 5%                0%
             Bank Trustee
             FBO Clarian Health Partners
             Defined Contribution Plan
             Kansas City, Missouri
--------------------------------------------------------------------------------
  A
             Charles Schwab & Co., Inc.      73%               0%
             San Francisco, California
--------------------------------------------------------------------------------
  B
             MLPF&S Inc.                     8%                0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
  C
             MLPF&S, Inc.                    59%               0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
  R
             ING Life Insurance and          76%               0%
             Annuity Co.
             Hartford, Connecticut

             ING National Trust              18%               0%
             Hartford, Connecticut
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Advisor
             Nationwide Insurance            11%               0%
             Co. Trust
             Columbus, Ohio

             TransAmerica Life               11%               0%
             Insurance Company
             Cedar Rapids, Iowa

             Saxon & Co.                     9%                0%
             Philadelphia, Pennsylvania

             American Century                8%                8%
             Serv. Corp.
             Schwab - Moderately
             Aggressive
             Large Co. Value Advisor
             Omnibus
             Kansas City, Missouri

             National Financial              8%                0%
             Services LLC
             New York, New York

             American Century Serv. Corp.    7%                7%
             Schwab - Aggressive
             Large Co. Value
             Advisor Omnibus
             Kansas City, Missouri

             American United Life            6%                0%
             Group Retirement Annuity II
             Indianapolis, Indiana
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
  Investor
             Union Central Life              8%                0%
             Insurance Company
             Cincinnati, Ohio

             National Investor Services      6%                0%
             New York, New York
--------------------------------------------------------------------------------
  Institutional
             Rockhurst University            49%               0%
             Endowment Fund
             Kansas City, Missouri

             Trustees of American Century    42%               42%
             P/S & 401k Savings
             Plan & Trust
             Kansas City, Missouri

             UMB TR                          9%                9%
             American Century Executive
             Def Comp Plan Trust
             Kansas City, Missouri
--------------------------------------------------------------------------------
  R
             American Century Investment     100%              100%
             Management Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.      77%               0%
             San Francisco, California

             Commerce Trust Co.              16%               0%
             Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.      14%               0%
              San Francisco, California

              ICMA Retirement Trust-NAV       7%                0%
              Washington, D.C.
              Pershing LLC                    6%                0%
              Jersey City, New Jersey
--------------------------------------------------------------------------------
  Institutional
              FIIOC                           57%               0%
              Covington, Kentucky

              State Street Bank               8%                0%
              & Trust Co TTEE
              FBO Towers Perrin
              Deferred PSP
              Westwood, Massachusetts

              Charles Schwab & Co., Inc.      7%                0%
              San Francisco, California

              The Chase Manhattan             7%                0%
              Bank NA TR
              Huntsman Corp Salary
              Deferral Plan & Trust
              New York, New York

              JP Morgan Chase Bank Cust       5%                0%
              FBO Housing Renewal
              Local Agency
              Retirement Plan
              Brooklyn, New York
--------------------------------------------------------------------------------
  Advisor
              Charles Schwab & Co., Inc.      28%               0%
              San Francisco, California

              Nationwide Trust Co. FSB        12%               0%
              Columbus, Ohio

              American United Life            8%                0%
              Group Retirement Annuity II
              Indianapolis, Indiana

              The Guardian Insurance &        7%                0%
              Annuity Company Inc.
              Bethlehem, Pennsylvania

              Reliance Trust Company          6%                0%
              Directed TR
              MetLife Retirement & Savings
              Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF    PERCENTAGE OF
                                             OUTSTANDING      OUTSTANDING
                                             SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  Investor
            Delaware Charter Guar            9%               0%
            & TR Co. Cust
            FBO Principal
            Financial Group
            Des Moines, Iowa

            Charles Schwab & Co., Inc.       8%               0%
            San Francisco, California

            Amer United Life                 6%               0%
            Ins Co. Group
            Retirement Annuity Sep Acct II
            Indianapolis, Indiana
--------------------------------------------------------------------------------
  Institutional
            Fidelity FIIOC TR                33%              0%
            Covington, Kentucky

            MLPF&S                           12%              0%
            Jacksonville, Florida

            Charles Schwab & Co., Inc.       5%               0%
            San Francisco, California
--------------------------------------------------------------------------------
  C
            None
--------------------------------------------------------------------------------
  Advisor
            Nationwide Trust                 25%              0%
            Company FSB
            Columbus, Ohio

            Hartford Life Insurance          16%              0%
            Company
            Hartford, Connecticut

            Delaware Charter                 15%              0%
            Guarantee & Trust
            FBO Principal
            Financial Group
            Des Moines, Iowa

            Saxon & Co.                      7%               0%
            Philadelphia, Pennsylvania

            Delaware Charter                 5%               0%
            Guarantee & Trust
            FBO Various Qualified Plans
            Des Moines, Iowa

            TransAmerica Life                5%               0%
            Insurance Company
            Cedar Rapids, Iowa
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Investor
            None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Institutional
             JPMorgan Chase                  42%               0%
             Bank Trustee
             Bosch Savings Incentive Plan
             Kansas City, Missouri

             JP Morgan Chase                 10%               0%
             Bank Trustee
             Black & Veatch Employee
             Savings Plan
             Kansas City, Missouri

             State Street Bank & Trust TR    9%                0%
             Lowes 401k Plan
             Westwood, Massachusetts

             Trustees of American            7%                7%
             Century P/S & 401k
             Savings Plan & Trust
             Kansas City, Missouri

             The Chase Manhattan             7%                0%
             Bank NA TR
             Huntsman Corp. Salary
             Deferral Plan & Trust
             New York, New York
--------------------------------------------------------------------------------
  A
             Charles Schwab & Co., Inc.      62%               0%
             San Francisco, California
--------------------------------------------------------------------------------
  B
             MLPF&S, Inc.                    6%                0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
  C
             MLPF&S, Inc.                    18%               0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
  R
             American Century Investment     61%               61%
             Management Inc.
             Kansas City, Missouri

             KCB Services and Company        22%               0%
             FBO Jerry Austin
             Quads Trust Company
             Frederick, Maryland

             Southwest Securities Inc.       10%               10%
             FBO Elias Kougianos
             IRA Cust
             Dallas, Texas

             Southwest Securities Inc.       6%                6%
             FBO Amy E. Layton
             IRA R/O Cust
             Dallas, Texas
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
                                             SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                    OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Advisor
              Nationwide Trust               11%                0%
              Company FSB
              Columbus, Ohio

              Delaware Charter               11%                0%
              Guarantee & Trust
              FBO Principal
              Financial Group
              Des Moines, Iowa

              Nationwide Insurance           10%                0%
              Company QPVA
              Columbus, Ohio

              James B. Anderson TR           10%                0%
              American Chamber of
              Commerce Execut. &
              Restated 401k Plan & Trust
              Springfield, Missouri

              Reliance Trust Co.             7%                 0%
              Directed TR MetLife
              Retirement & Savings
              Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios, Inc. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of April 6, 2006, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in each fund's prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below.
This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets"). Strategy assets include assets of the fund and certain assets of other clients of the advisor outside the American Century fund family that use very similar investment teams and strategies. For a fund with a corresponding NT fund, strategy assets for both funds also include the assets of the other. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

FUND                    CLASS                   PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Equity Income           Investor, C             1.00% of the first $2.5 billion
                        and R                   0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% of the next $5.0 billion
                                                0.80% over $15.0 billion
                       ---------------------------------------------------------
                        Institutional           0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $15.0 billion
                       ---------------------------------------------------------
                        Advisor                 0.75% of the first $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% of the next $5.0 billion
                                                0.60% of the next $5.0 billion
                                                0.55% over $15.0 billion
--------------------------------------------------------------------------------
Equity Index            Investor                0.490% of the first $1.0 billion
                                                0.470% of the next $1.0 billion
                                                0.455% of the next $1.0 billion
                                                0.445% of the next $1.0 billion
                                                0.435% of the next $1.0 billion
                                                0.430% over $5.0 billion
                       ---------------------------------------------------------
                        Institutional           0.290% of the first $1.0 billion
                                                0.270% of the next $1.0 billion
                                                0.255% of the next $1.0 billion
                                                0.245% of the next $1.0 billion
                                                0.235% of the next $1.0 billion
                                                0.230% over $5.0 billion
--------------------------------------------------------------------------------

------

FUND                   CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Large Company          Investor, A, B,          0.90% of first $1 billion
Value                  C and R                  0.80% of the next $4 billion
                                                0.70% over $5 billion
                       ---------------------------------------------------------
                       Institutional            0.70% of first $1 billion
                                                0.60% of the next $4 billion
                                                0.50% over $5 billion
                       ---------------------------------------------------------
                       Advisor                  0.65% of first $1 billion
                                                0.55% of the next $4 billion
                                                0.45% over $5 billion
--------------------------------------------------------------------------------
Mid Cap Value          Investor and R           1.00%
                       ---------------------------------------------------------
                       Institutional            0.80%
                       ---------------------------------------------------------
                       Advisor                  0.75%
--------------------------------------------------------------------------------
NT Large               Institutional            0.70% of first $1 billion
Company Value                                   0.60% of the next $4 billion
                                                0.50% over $5 billion
--------------------------------------------------------------------------------
NT Mid                 Institutional            0.80%
Cap Value
--------------------------------------------------------------------------------
Real Estate            Investor                 1.20% of first $100 million
                                                1.15% of the next $900 million
                                                1.10% of the next $1.0 billion
                                                1.05% over $2.0 billion
                       ---------------------------------------------------------
                       Institutional            1.00% of first $100 million
                                                0.95% of the next $900 million
                                                0.90% of the next $1.0 billion
                                                0.85% over $2.0 billion
                       ---------------------------------------------------------
                       Advisor                  0.95% of first $100 million
                                                0.90% of the next $900 million
                                                0.85% of the next $1.0 billion
                                                0.80% over $2.0 billion
--------------------------------------------------------------------------------
Small Cap              Investor                 1.25% of the first $2.5 billion
Value                  and C                    1.00% over $2.5 billion
                       ---------------------------------------------------------
                       Institutional            1.05% of the first $2.5 billion
                                                0.80% over $2.5 billion
                       ---------------------------------------------------------
                       Advisor                  1.00% of the first $2.5 billion
                                                0.75% over $2.5 billion
--------------------------------------------------------------------------------
Value                  Investor, A, B,          1.00% of the first $2.5 billion
                       C and R                  0.95% of the next $2.5 billion
                                                0.90% of the next $2.5 billion
                                                0.85% over $7.5 billion
                       ---------------------------------------------------------
                       Institutional            0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% over $7.5 billion
                       ---------------------------------------------------------
                       Advisor                  0.75% of the first $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% of the next $2.5 billion
                                                0.60% over $7.5 billion
--------------------------------------------------------------------------------

------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business, whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2006, 2005 and 2004 are indicated in the following table.
Because NT Large Company Value Fund and NT Mid Cap Value Fund were not in operation as of the fiscal year end, they are not included in the table below.

------

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND/CLASS                   2006               2005               2004
--------------------------------------------------------------------------------
Equity Income
  Investor                     $36,088,962        $26,187,521        $18,156,407
--------------------------------------------------------------------------------
  Institutional                $2,680,171         $1,588,838         $1,010,885
--------------------------------------------------------------------------------
  C                            $864,325           $504,934           $259,127
--------------------------------------------------------------------------------
  R                            $143,027           $20,586            $750(1)
--------------------------------------------------------------------------------
  Advisor                      $6,575,479         $4,434,292         $2,377,538
--------------------------------------------------------------------------------
Equity Index
  Investor                     $744,775           $710,645           $626,095
--------------------------------------------------------------------------------
  Institutional                $2,039,019         $2,515,024         $1,865,191
--------------------------------------------------------------------------------
Large Company Value
  Investor                     $7,218,266         $3,968,412         $2,243,876
--------------------------------------------------------------------------------
  Institutional                $3,072,926         $1,907,608         $371,745
--------------------------------------------------------------------------------
  A                            $2,219,594         $1,394,104         $321,011
--------------------------------------------------------------------------------
  B                            $124,652           $82,185            $24,910
--------------------------------------------------------------------------------
  C                            $447,597           $184,642           $47,741
--------------------------------------------------------------------------------
  R                            $61,133            $12,080            $146(1)
--------------------------------------------------------------------------------
  Advisor                      $882,830           $364,618           $32,303
--------------------------------------------------------------------------------
Mid Cap Value
  Investor                     $814,277           $232,383           $27(2)
--------------------------------------------------------------------------------
  Institutional                $77,942            $39,642(3)         N/A
--------------------------------------------------------------------------------
  R                            $166(4)            N/A                N/A
--------------------------------------------------------------------------------
  Advisor                      $25,114            $272(5)            N/A
--------------------------------------------------------------------------------
Real Estate
  Investor                     $8,178,570         $4,962,972         $2,730,846
--------------------------------------------------------------------------------
  Institutional                $1,847,274         $989,422           $424,727
--------------------------------------------------------------------------------
  Advisor                      $2,092,355         $1,073,056         $392,000
--------------------------------------------------------------------------------
Small Cap Value
  Investor                     $16,375,890        $14,359,208        $11,008,887
--------------------------------------------------------------------------------
  Institutional                $4,034,212         $2,435,546         $1,299,047
--------------------------------------------------------------------------------
  C                            $44,081            $45,721            $43,183
--------------------------------------------------------------------------------
  Advisor                      $4,059,299         $5,381,419         $2,957,817
--------------------------------------------------------------------------------
Value
  Investor                     $22,806,304        $22,303,963        $18,904,055
--------------------------------------------------------------------------------
  Institutional                $2,210,237         $1,752,093         $1,577,204
--------------------------------------------------------------------------------
  A                            $594,878           $313,345           $47,310
--------------------------------------------------------------------------------
  B                            $61,039            $37,185            $12,969
--------------------------------------------------------------------------------
  C                            $168,659           $90,443            $45,040
--------------------------------------------------------------------------------
  R                            $189(4)            N/A                N/A
--------------------------------------------------------------------------------
  Advisor                      $1,760,286         $1,680,442         $2,358,981
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (INCEPTION) THROUGH MARCH 31, 2004.

(2)  FOR THE ONE DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION).

(3)  AUGUST 2, 2004 (INCEPTION) THROUGH MARCH 31, 2005.

(4)  JULY 29, 2005 (INCEPTION) THROUGH MARCH 31, 2006.

(5)  JANUARY 13, 2005 (INCEPTION) THROUGH MARCH 31, 2005.

SUBADVISORS

Equity Index Fund

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently,
Barclays Global Fund Advisors (BGFA) serves as subadvisor to the Equity Index
Fund under a subadvisory agreement between the advisor and BGFA dated January
29, 1999. The subadvisory agreement continues

------

for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by BGFA, the advisor, the
Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that BGFA will make investment decisions for the Equity Index Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays
BGFA a monthly fee at an annual rate of 0.05% of the fund's average daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal years ended March 31, 2006, 2005 and 2004, the advisor paid BGFA subadvisory fees as listed in the following table:

BGFA SUBADVISORY FEES
--------------------------------------------------------------------------------
2006                                                                    $198,001
--------------------------------------------------------------------------------
2005                                                                    $195,452
--------------------------------------------------------------------------------
2004                                                                    $198,427
--------------------------------------------------------------------------------

Real Estate Fund

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the Real Estate Fund under a subadvisory agreement between the advisor and JPMIM dated January 1, 2000, that was approved by shareholders on December 17, 1999. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or JPMIM, and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real Estate Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's average daily net assets.

For the fiscal years ended March 31, 2006, 2005 and 2004 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2006                                                                  $4,799,550
--------------------------------------------------------------------------------
2005                                                                  $2,836,427
--------------------------------------------------------------------------------
2004                                                                  $1,268,594
--------------------------------------------------------------------------------

------

PORTFOLIO MANAGERS

EQUITY INCOME FUND, LARGE COMPANY VALUE FUND,
MID CAP VALUE FUND, NT LARGE COMPANY VALUE FUND
NT MID CAP VALUE FUND, SMALL CAP VALUE FUND AND VALUE FUND

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                               REGISTERED
                               INVESTMENT                        OTHER ACCOUNTS
                               COMPANIES        OTHER POOLED     (E.G., SEPARATE
                               (E.G., OTHER     INVESTMENT       ACCOUNTS AND
                               AMERICAN         VEHICLES (E.G.,  CORPORATE
                               CENTURY          COMMINGLED       ACCOUNTS
                               FUNDS AND        TRUSTS AND       INCLUDING
                               AMERICAN         529              INCUBATION
                               CENTURY -        EDUCATION        STRATEGIES AND
                               SUBADVISED       SAVINGS          CORPORATE
                               FUNDS)           PLANS)           MONEY)
--------------------------------------------------------------------------------
Equity
Income
--------------------------------------------------------------------------------
Phillip N.   Number of Other   4                0                0
Davidson     Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $6,004,750,469   N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Scott A.     Number of Other   7                0                0
Moore        Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $9,961,365,449   N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Kevin Toney  Number of Other   0                0                0
             Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   N/A              N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
Mark Mallon  Number of Other   10               0                3
             Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $5,169,042,319   N/A              $227,017,755
             Accounts Managed
--------------------------------------------------------------------------------
Charles      Number of Other   10               0                3
A. Ritter    Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $5,169,042,319   N/A              $227,017,755
             Accounts Managed
--------------------------------------------------------------------------------
Brendan      Number of Other   10               0                3
Healy        Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $5,169,042,319   N/A              $227,017,755
             Accounts Managed
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
Phillip N.   Number of Other   4                0                0
Davidson     Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $10,998,711,731  N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Scott A.     Number of Other   7                0                0
Moore        Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $14,955,326,712  N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Michael      Number of Other   3                0                0
Liss         Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $5,871,051,179   N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                               REGISTERED
                               INVESTMENT                        OTHER ACCOUNTS
                               COMPANIES        OTHER POOLED     (E.G., SEPARATE
                               (E.G., OTHER     INVESTMENT       ACCOUNTS AND
                               AMERICAN         VEHICLES (E.G.,  CORPORATE
                               CENTURY          COMMINGLED       ACCOUNTS
                               FUNDS AND        TRUSTS AND       INCLUDING
                               AMERICAN         529              INCUBATION
                               CENTURY -        EDUCATION        STRATEGIES AND
                               SUBADVISED       SAVINGS          CORPORATE
                               FUNDS)           PLANS)           MONEY)
--------------------------------------------------------------------------------
NT Large Company
--------------------------------------------------------------------------------
Value (1)
--------------------------------------------------------------------------------
Mark         Number of Other   11               0                3
Mallon       Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $7,321,309,097   N/A              $227,017,755
             Accounts Managed
--------------------------------------------------------------------------------
Charles      Number of Other   11               0                3
A. Ritter    Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $7,321,309,097   N/A              $227,017,755
             Accounts Managed
--------------------------------------------------------------------------------
Brendan      Number of Other   11               0                3
Healy        Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $7,321,309,097   N/A              $227,017,755
             Accounts Managed
--------------------------------------------------------------------------------
NT Mid Cap
--------------------------------------------------------------------------------
Value (1)
--------------------------------------------------------------------------------
Phillip N.   Number of Other   5                0                0
Davidson     Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $11,132,411,022  N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Scott A.     Number of Other   8                0                0
Moore        Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $15,089,026,002  N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Michael      Number of Other   4                0                0
Liss         Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $6,004,750,469   N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
Benjamin     Number of Other   1                0                4
Z. Giele     Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $118,873,613     N/A              $182,485,725
             Accounts Managed
--------------------------------------------------------------------------------
Kevin        Number of Other   1                0                4
Laub         Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $118,873,613     N/A              $182,485,725
             Accounts Managed
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
Phillip N.   Number of Other   4                0                0
Davidson     Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $8,266,369,203   N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Scott A.     Number of Other   7                0                0
Moore        Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $12,222,984,183  N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------
Michael      Number of Other   3                0                0
Liss         Accounts Managed
             -------------------------------------------------------------------
             Assets in Other   $3,138,708,650   N/A              N/A
             Accounts Managed
--------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE WILL BE MAY 12, 2006. THE FUND'S INFORMATION
     IS PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

------

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information (other than NT Large Company Value and NT Mid Cap Value), investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as NT Large Company Value and MT Mid
Cap Value, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios.
Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for NT Large Company
Value and NT Mid Cap Value.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2006, the fund's most recent fiscal year end. Because NT Large Company Value Fund and NT
Mid Cap Value Fund were not in operation as of the fiscal year end, they are not included in the table below.

------

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Equity Income
         Phillip N. Davidson        E
--------------------------------------------------------------------------------
         Scott A. Moore             C
--------------------------------------------------------------------------------
         Kevin Toney                E
--------------------------------------------------------------------------------
Large Company Value
         Mark Mallon                E
--------------------------------------------------------------------------------
         Charles A. Ritter          E
--------------------------------------------------------------------------------
         Brendan Healy              D
--------------------------------------------------------------------------------
Mid Cap Value
         Phillip N. Davidson        E
--------------------------------------------------------------------------------
         Scott A. Moore             E
--------------------------------------------------------------------------------
         Michael Liss               C
--------------------------------------------------------------------------------
Small Cap Value
         Benjamin Z. Giele          E
--------------------------------------------------------------------------------
         Kevin Laub                 D
--------------------------------------------------------------------------------
Value
         Phillip N. Davidson        E
--------------------------------------------------------------------------------
         Scott A. Moore             E
--------------------------------------------------------------------------------
         Michael Liss               D
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

Equity Index Fund

The information under this heading has been provided by BGFA, the subadvisor for the Equity Index Fund.

Other Accounts Managed

The individuals named as portfolio managers in the prospectus were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Equity Index Fund, as indicated in the table below. None of these portfolios or accounts has an advisory fee based on the performance of the portfolio or account.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)

                              REGISTERED        OTHER POOLED
                              INVESTMENT        INVESTMENT      OTHER
                              COMPANIES         VEHICLES        ACCOUNTS
--------------------------------------------------------------------------------
Equity
Index
--------------------------------------------------------------------------------
Patrick    Number of Other    96                1               6
O'Connor   Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $156,418,400,000  $173,800,000    $9,010,800,000
           Accounts Managed
--------------------------------------------------------------------------------
Lisa       Number of Other    96                1               6
Chen(1)    Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $156,418,400,000  $173,800,000    $9,011,000,000
           Accounts Managed
--------------------------------------------------------------------------------

(1)  MS. CHEN BECAME A PORTFOLIO MANAGER ON MAY 1, 2006.

Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other

------

characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data. The portfolio managers are required to manage each portfolio or account to meet those objectives. Pursuant to Barclays Global Investors (BGI) and BGFA policy, investment opportunities are allocated equitably among the Equity Index Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the
Equity Index Fund, seeking such investment opportunity. As a consequence, from time to time the Equity Index Fund may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BGFA and its affiliates did not manage other portfolios or accounts.

As of March 31, 2006, each portfolio manager receives a salary and is eligible to receive an annual bonus. Each portfolio manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the portfolio manager's title, scope of responsibilities, experience and knowledge. Each portfolio manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the portfolio manager's business unit, and an assessment of the portfolio manager's individual performance. The portfolio manager's salary and annual bonus are paid in cash. In addition, a portfolio manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a portfolio manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA section 401(a)" as so specified under the terms of BGI's Compensation Deferral Plan, the portfolio manager may elect to defer a portion of his or her bonus under that Plan.

Ownership of Securities

As of March 31, 2006, the fund's most recent fiscal year end, the portfolio managers beneficially owned no shares of the fund.

Real Estate Fund

The information under this heading has been provided by JPMIM, the subadvisor for the Real Estate Fund.

Other Accounts Managed

The portfolio manager also is responsible for the day-to-day management of other accounts, as indicated by the following table.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                  REGISTERED      OTHER POOLED
                                  INVESTMENT      INVESTMENT        OTHER
                                  COMPANIES       VEHICLES          ACCOUNTS(1)
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
Scott W.     Number of Other      2               1                 4
Blasdell     Accounts Managed
             -------------------------------------------------------------------
             Assets in Other      $215,941,202    $248,155,903      $326,189,653
             Accounts Managed
--------------------------------------------------------------------------------

(1)  ONE OF THE FOUR OTHER ACCOUNTS, TOTALING $165.2 MILLION IN ASSETS, HAS
     AN ADVISORY FEE THAT IS BASED ON THE PERFORMANCE OF THE ACCOUNT.

Potential Conflicts of Interest

The chart above shows the number, type and market value as of March 31, 2006, of the accounts other than the fund that are managed by the fund's portfolio manager. The potential material conflicts of interest that may arise in connection with the portfolio manager's management of the fund and the management of his other accounts include:

------

(1)  A conflict between investment strategy of the fund and the investment strategy of the other accounts managed by the portfolio manager.

(2)  A conflict in allocation of investment opportunities between the fund and the other accounts managed by the portfolio manager. However, the subadvisor's allocation practices are designed to achieve fair and equitable allocation of investment opportunities among its clients over time. Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the subadvisor's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. For equity securities, partially completed orders generally will be allocated among accounts with similar investment objectives and strategies on a pro-rata average price basis, subject to certain limited exceptions. One such exception provides that if an allocation results in a de minimis allocation relative to the size of the account or its investment strategy, the allocation may be reallocated to other accounts. While aggregation of the fund's order for a security with orders for the subadvisor's other clients seeks to achieve an equitable allocation of the order between the fund and the subadvisor's other clients, it may adversely affect the size of the position the fund may obtain or the price paid or received by the fund.

(3)  The fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

Compensation

The subdvisor's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the subadvisor's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Ownership of Securities

As of March 31, 2006, the fund's most recent fiscal year end, the portfolio manager beneficially owned no shares of the fund.

------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 40.

Special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 40. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. Goldman, Sachs & Co., 85 Broad Street, New
York, New York 10004, maintains custody accounts for the safekeeping of futures trading margin for all funds except Equity Index and Real Estate. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

------

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because the information and services may vary in amount, quality and reliability, its influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. The information and services will be in addition to and not in lieu of services to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds. Because NT Large
Company Value Fund and NT Mid Cap Value Fund were not in operation as of the fiscal year end, they are not included in the table below.

In the fiscal periods March 31, 2006, 2005, and 2004, the brokerage commissions of each fund were as follows.

FUND                      2006                 2005                 2004
--------------------------------------------------------------------------------
Equity Income             $5,328,101           $5,498,584           $3,193,886
--------------------------------------------------------------------------------
Equity Index              $88,426              $43,485              $179,658
--------------------------------------------------------------------------------
Large Company             $360,868             $409,532             $184,972
Value
--------------------------------------------------------------------------------
Mid Cap Value             $222,402             $80,775              $295(1)
--------------------------------------------------------------------------------
Real Estate               $5,068,027           $3,465,071           $1,898,968
--------------------------------------------------------------------------------
Small Cap                 $2,724,024           $3,445,890           $3,229,782
Value
--------------------------------------------------------------------------------
Value                     $4,248,322           $5,351,928           $4,806,017
--------------------------------------------------------------------------------

(1)  FROM MARCH 31, 2004 (INCEPTION) TO MARCH 31, 2004.

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

------

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies. Because NT Large Company Value Fund and NT Mid Cap Value Fund were not in operation as of the fiscal year end, they are not included in the table below.

                                                     VALUE OF SECURITIES
FUND             BROKER, DEALER OR PARENT            OWNED AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
Equity Income    Bank of America Corp.               $186,203,952
                 ---------------------------------------------------------------
                 Lehman Brothers Holdings            $92,738,995
                 ---------------------------------------------------------------
                 Morgan Stanley                      $81,600,232
                 ---------------------------------------------------------------
                 Citigroup, Inc.                     $35,824,751
                 ---------------------------------------------------------------
                 Goldman Sachs Group Inc.            $27,330,860
                 ---------------------------------------------------------------
                 Credit Suisse Group                 $25,179,308
                 ---------------------------------------------------------------
                 Merrill Lynch & Co., Inc.           $17,797,374
--------------------------------------------------------------------------------
Equity Index     Citigroup, Inc.                     $16,268,369
                 ---------------------------------------------------------------
                 Bank of America Corp.               $14,593,339
                 ---------------------------------------------------------------
                 Merrill Lynch & Co., Inc.           $4,989,446
                 ---------------------------------------------------------------
                 Goldman Sachs Group Inc.            $4,721,514
                 ---------------------------------------------------------------
                 Morgan Stanley                      $4,654,962
                 ---------------------------------------------------------------
                 Lehman Brothers Holdings, Inc.      $2,695,774
                 ---------------------------------------------------------------
                 Bear Stearns Companies              $1,143,027
                 ---------------------------------------------------------------
                 Fiserv Inc.                         $542,427
--------------------------------------------------------------------------------
Large            None
Company
Value
--------------------------------------------------------------------------------
Mid Cap          None
Value
--------------------------------------------------------------------------------
Real Estate      None
--------------------------------------------------------------------------------
Small Cap        None
Value
--------------------------------------------------------------------------------
Value            Bank of America Corp.               $137,992,393
                 ---------------------------------------------------------------
                 Citigroup, Inc.                     $51,001,816
                 ---------------------------------------------------------------
                 Merrill Lynch & Co., Inc.           $9,252,977
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian, and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

------

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

------

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the A Class Plan was:

        Large Company Value        $664,302
        Value                      $149,873

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

------

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the B Class Plan was:

        Large Company Value        $149,255
        Value                       $61,511

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

------

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the C Class Plan was:

------

        Equity Income              $888,365
        Large Company Value        $536,037
        Small Cap Value             $35,287
        Value                      $169,965

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the R Class Plan was:

        Equity Income              $73,524
        Large Company Value        $36,651
        Mid Cap Value                  $83(1)
        Value                          $95(1)

(1)  JULY 29, 2005 (INCEPTION) THROUGH MARCH 31, 2006.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

------

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan was:

        Equity Income            $4,546,942
        Large Company Value        $754,730
        Mid Cap Value               $16,742
        Real Estate              $1,166,240
        Small Cap Value          $2,031,280
        Value                    $1,185,758

------

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

        Equity Income            $2,273,471
        Large Company Value        $377,365
        Mid Cap Value                $8,371
        Real Estate                $583,120
        Small Cap Value          $1,015,640
        Value                      $592,879

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

------

(i)  assisting investors in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

        Equity Income            $2,273,471
        Large Company Value        $377,365
        Mid Cap Value                $8,371
        Real Estate                $583,120
        Small Cap Value          $1,015,640
        Value                      $592,879

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

------

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended March 31, 2006, were:

        Large Company Value            $41
        Value                       $4,750

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended March 31, 2006, were:

        Large Company Value        $42,612
        Value                      $16,142

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended March 31, 2006, were:

        Equity Income              $39,602
        Large Company Value         $6,990
        Value                       $3,415

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
less than $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

------

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

------

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, these calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of March 31, 2005, the fund in the table below had the following capital loss carryover, which expires in the years and amounts listed. The other funds have no capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.
Information regarding the fiscal year ended March 31, 2006, was not available as of the date of this statement of additional information.

------

FUND          2009          2010           2011           2012          2013
------------------------------------------------------------------------------------
Equity Index  ($2,917,398)  ($10,639,477)  ($49,081,783)  ($1,957,751)  ($1,992,016)
------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit
(REMIC)(referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business inclusion income, thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

------

FINANCIAL STATEMENTS

The financial statements for Real Estate Fund, Equity Income Fund, Value Fund,
Equity Index Fund, Small Cap Value Fund, Large Company Value Fund and Mid Cap
Value Fund have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting
Firm and the financial statements included in the annual reports of these funds for the fiscal year ended March 31, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA       This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A         Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB       Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
          conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below
          BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB        Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B         Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC       Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC        Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
          subordinated to senior debt that is assigned an actual or implied
          CCC rating.
--------------------------------------------------------------------------------
C         The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D         Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa        This is the highest rating assigned by Moody's to a debt obligation.
           It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa         Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A          Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade
           debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
           conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa        Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
           While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba         Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B          Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa        Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca         Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C          This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA          Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA           Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A            Debt rated in this category has a low expectation of credit risk.
             Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB          Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
             circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB           Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------

------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
CCC, CC, C       Debt rated in these categories has a real possibility for
                 default. Capacity for meeting financial commitments
                 depends solely upon sustained, favorable business or
                 economic developments. A CC rating indicates that default
                 of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D       The ratings of obligations in these categories are based
                 on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be
                 estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and
                 accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential,
                 i.e., below 50%.

                 Entities rated in these categories have defaulted on
                 some or all of their obligations. Entities rated DDD have
                 the highest prospect for resumption of performance or
                 continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing
                 a formal reorganization or liquidation process; those rated
                 DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
A-1         Prime-1          This indicates that the degree of safety
            (P-1)            regarding timely payment is strong. Standard
                             & Poor's rates those issues determined
                             to possess extremely strong safety
                             characteristics as A-1+.
--------------------------------------------------------------------------------
A-2         Prime-2          Capacity for timely payment on commercial
            (P-2)            paper is satisfactory, but the relative degree of
                             safety is not as high as for issues designated
                             A-1. Earnings trends and coverage ratios,
                             while sound, will be more subject to variation.
                             Capitalization characteristics, while still
                             appropriate, may be more affected by external
                             conditions. Ample alternate liquidity is
                             maintained.
--------------------------------------------------------------------------------
A-3         Prime-3          Satisfactory capacity for timely repayment.
            (P-3)            Issues that carry this rating are somewhat
                             more vulnerable to the adverse changes in
                             circumstances than obligations carrying the
                             higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
SP-1        MIG-1;               Notes are of the highest quality
            VMIG-1               enjoying strong protection from
                                 established cash flows of funds for
                                 their servicing or from established and
                                 broad-based access to the market for
                                 refinancing, or both.
--------------------------------------------------------------------------------
SP-2        MIG-2;               Notes are of high quality with ample
            VMIG-2               margins of protection, although not so
                                 large as in the preceding group.
--------------------------------------------------------------------------------
SP-3        MIG-3;               Notes are of favorable quality with all
            VMIG-3               security elements accounted for, but
                                 lacking the undeniable strength of the
                                 preceding grades. Market access for
                                 refinancing, in particular, is less likely to
                                 be well-established.
--------------------------------------------------------------------------------
SP-4        MIG-4;               Notes are of adequate quality, carrying
            VMIG-4               specific risk but having protection
                                 and not distinctly or predominantly
                                 speculative.
--------------------------------------------------------------------------------

------

NOTES

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-48426 0605

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth Century Capital
Portfolios, Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to
Post-Effective Amendment No. 5 to the Registration Statement of the Registrant
on July 31, 1996, File No. 33-64872, and incorporated herein by reference).

          (2) Articles Supplementary of Twentieth Century Capital Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration Statement of the Registrant on October 10,
2002, File No. 33-64872, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century Capital Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century Capital Portfolios,
Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to
Post-Effective Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (5) Articles of Amendment of Twentieth Century Capital Portfolios,
Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to
Post-Effective Amendment No. 7 to the Registration Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (6) Articles Supplementary of American Century Capital Portfolios,
Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to
Post-Effective Amendment No. 7 to the Registration Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (7) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to
Post-Effective Amendment No. 8 to the Registration Statement of the Registrant
on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

          (8) Certificate of Correction to Articles Supplementary of American
Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as
Exhibit b1f to Post-Effective Amendment No. 8 to the Registration Statement of
the Registrant on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

          (9) Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15 to the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and
incorporated herein by reference).

          (10) Articles Supplementary of American Century Capital Portfolios,
Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to
Post-Effective Amendment No. 9 to the Registration Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (11) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to Post-Effective
Amendment No. 11 to the Registration Statement of the Registrant on June 26,
1998, File No. 33-64872, and incorporated herein by reference).

          (12) Articles Supplementary of American Century Capital Portfolios,
Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to
Post-Effective Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

          (13) Articles Supplementary of American Century Capital Portfolios,
Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to
Post-Effective Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (14) Certificate of Correction to Articles Supplementary of American
Century Capital Portfolios, Inc., dated May 12, 1999 (filed electronically as
Exhibit a15 to Post-Effective Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872, and incorporated herein by reference).

          (15) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 16 to the Registration Statement of the Registrant on July 29,
1999, File No. 33-64872, and incorporated herein by reference).

          (16) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to Post-Effective
Amendment No. 17 to the Registration Statement of the Registrant on July 28,
2000, File No. 33-64872, and incorporated herein by reference).

          (17) Articles Supplementary of American Century Capital Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the Registration Statement of the Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (18) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the Registration Statement of the Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (19) Articles Supplementary of American Century Capital Portfolios,
Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to Post-Effective
Amendment No. 21 to the Registration Statement of the Registrant on July 30,
2001, File No. 33-64872, and incorporated herein by reference).

          (20) Articles Supplementary of American Century Capital Portfolios,
Inc., dated August 23, 2001 (filed electronically as Exhibit a18 to
Post-Effective Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

          (21) Articles Supplementary of American Century Capital Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (22) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (23) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (24) Certificate of Correction to Articles Supplementary of American
Century Capital Portfolios, Inc., dated June 17, 2002 (filed electronically as
Exhibit a22 to Post-Effective Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

          (25) Articles Supplementary of American Century Capital Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment No. 22 to the Registration Statement of the Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (26) Articles Supplementary of American Century Capital Portfolios,
Inc., dated August 6, 2003 (filed electronically as Exhibit a26 to
Post-Effective Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

          (27) Articles Supplementary of American Century Capital Portfolios,
Inc., dated November 5, 2003 (filed electronically as Exhibit a27 to
Post-Effective Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (28) Articles Supplementary of American Century Capital Portfolios,
Inc., dated January 12, 2004 (filed electronically as Exhibit a28 to
Post-Effective Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (29) Articles Supplementary of American Century Capital Portfolios,
Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective
Amendment No. 31 to the Registration Statement of the Registrant on May 26,
2004, File No. 33-64872, and incorporated herein by reference).

          (30) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 7, 2004 (filed electronically as Exhibit a30 to Post-Effective
Amendment No. 32 to the Registration Statement of the Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (31) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective
Amendment No. 32 to the Registration Statement of the Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (32) Articles Supplementary of American Century Capital Portfolios,
Inc., dated June 22, 2005 (filed electronically as Exhibit a32 to Post-Effective
Amendment No. 34 to the Registration Statement of the Registrant on July 28,
2005, File No. 33-64872, and incorporated herein by reference).

          (33) Articles Supplementary of American Century Capital Portfolios,
Inc., dated December 13, 2005 (filed electronically as Exhibit 1(gg) to the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 33-64872, and incorporated herein by reference).

          (34) Articles Supplementary of American Century Capital Portfolios,
Inc., dated March 15, 2006, are included herein.

     (b)  Amended and Restated By-Laws, dated September 21, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 33 to the
Registration Statement of the Registrant on May 16, 2005, File No. 33-64872, and
incorporated herein by reference).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant's
Articles of Incorporation, appearing as Exhibit a1 herein, and Sections 3, 4, 5,
6, 7, 8, 9, 10, 11, 22, 25, 30, 31, 32, 33, 39, 40 and 51 of Registrant's
Amended and Restated By-Laws, appearing as Exhibit b herein.

     (d)  (1) Amended and Restated Management Agreement with American Century
Investment Management, Inc., dated July 29, 2005 (filed electronically as
Exhibit d1 to Post-Effective Amendment No. 34 to the Registration Statement of
the Registrant on July 28, 2005, File No. 33-64872, and incorporated herein by reference).

          (2) Management Agreement with American Century Investment Management,
Inc., dated December 13, 2005, is included herein.

          (3) Management Agreement with American Century Investment Management,
Inc., dated April 28, 2006, is included herein.

          (4) Subadvisory Agreement between American Century Capital
Portfolios, Inc., Barclays Global Fund Advisers and American Century Investment
Management, Inc., dated January 29, 1999 (filed electronically as Exhibit b5d to
Post-Effective Amendment No. 14 to the Registration Statement of the Registrant,
File No. 33-64872, filed on December 29, 1998, and incorporated herein by reference).

          (5) Subadvisory Agreement by and between American Century Capital
Portfolios, Inc., American Century Investment Management, Inc. and J.P. Morgan
Investment Management, Inc., dated January 1, 2000 (filed as Exhibit d2 to
Post-Effective Amendment No. 17 to the Registration Statement of the Registrant,
File No. 33-64872, filed on July 28, 2000, and incorporated herein by reference).

     (e)  Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated April 28, 2006 (filed electronically as Exhibit
e to Post-Effective Amendment No. 117 to the Registration Statement of American
Century Mutual Funds, Inc. on April 28, 2006, File No. 2-14213, and incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000
(filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Registered Investment Company Custody Agreement with Goldman,
Sachs & Co., dated February 6, 2006, is included herein.

          (7) Amendment to Futures and Options Account Agreement and Registered
Investment Company Custody Agreement with Goldman, Sachs & Co., effective
May 12, 2006, is included herein.

     (h)  (1) Transfer Agency Agreement with Twentieth Century Services, Inc., dated August 1, 1993 (filed electronically as Exhibit 9 to Post-Effective
Amendment No. 5 to the Registration Statement of the Registrant on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

          (3) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 14, 2005 (filed electronically as Exhibit h13 to Post-Effective Amendment No. 40 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2005, File No. 2-82734, and incorporated herein by reference).

          (4) Customer Identification Program Reliance Agreement, dated August
26, 2004 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 1
to the Registration Statement of American Century Asset Allocation Portfolios,
Inc. on September 1, 2004, File No. 333-116351, and incorporated herein by reference).

     (i)  Opinion and Consent of Counsel, dated April 28, 2006, is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated April 24, 2006, is included herein.

          (2) Power of Attorney, dated December 13, 2005 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 39 to the Registration Statement
of American Century World Mutual Funds, Inc. on December 14, 2005, File No.
33-39242, and incorporated herein by reference).

          (3) Secretary's Certificate, dated December 13, 2005 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 39 to the
Registration Statement of American Century World Mutual Funds, Inc. on December
14, 2005, File No.33-39242, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor
Class), dated September 3, 1996 (filed electronically as Exhibit b15a to
Post-Effective Amendment No. 9 to the Registration Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 13, 1997 (filed electronically as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213, and
incorporated herein by reference).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213, and
incorporated herein by reference).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 30, 1998 (filed electronically as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872, and incorporated herein by reference).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American Century World Mutual Funds, Inc. on November 13, 1998, File No.
33-39242, and incorporated herein by reference).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed electronically as
Exhibit m6 to Post-Effective Amendment No. 83 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213, and
incorporated herein by reference).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 30, 1999 (filed electronically as
Exhibit m7 to Post-Effective Amendment No. 16 to the Registration Statement of
the Registrant on July 29, 1999, File No. 33-64872, and incorporated herein by reference).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed electronically as
Exhibit m8 to Post-Effective Amendment No. 87 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213, and
incorporated herein by reference).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 1, 2000 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 19 to the Registration Statement of
American Century World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242,
and incorporated herein by reference).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated April 30, 2001 (filed electronically as
Exhibit m10 to Post-Effective Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated December 3, 2001 (filed electronically as
Exhibit m11 to Post-Effective Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213, and
incorporated herein by reference).

          (12) Amendment No. 11 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed electronically as
Exhibit m12 to Post-Effective Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13) Amendment No. 12 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated August 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 32 to the Registration Statement of
the Registrant on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (14) Master Distribution and Individual Shareholder Services Plan (C
Class), dated March 1, 2001 (filed electronically as Exhibit m11 to
Post-Effective Amendment No. 24 to the Registration Statement of American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242, and
incorporated herein by reference).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class), dated April 30, 2001 (filed electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242, and
incorporated herein by reference).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services Plan (C Class), dated September 3, 2002 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated February 27, 2004 (filed electronically as Exhibit m16 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 30, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 20 to the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated November 17, 2004 (filed electronically as Exhibit m19 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (20) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed electronically as Exhibit m20 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (21) Master Distribution and Individual Shareholder Services Plan (A
Class), dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (22) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated February 27, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (23) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated September 30, 2004 (filed electronically as Exhibit m22 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated November 17, 2004 (filed electronically as Exhibit m23 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (25) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Municipal Trust on May 13, 2005, File No. 2-91229, and
incorporated herein by reference).

          (26) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated September 29, 2005 (filed electronically as Exhibit m25 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (27) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed electronically as Exhibit m27 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (28) Master Distribution and Individual Shareholder Services Plan (B
Class), dated September 3, 2002 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (29) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (B Class) dated February 27, 2004 (filed electronically as Exhibit m20 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (30) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated September 30, 2004 (filed electronically as Exhibit m26 to Post-Effective No. 106 to the Registration
Statement of American Century Mutual Funds, Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (31) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated November 17, 2004 (filed electronically as Exhibit m27 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (32) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Municipal Trust on May 13, 2005, File No. 2-91229, and
incorporated herein by reference).

          (33) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated September 29, 2005 (filed electronically as Exhibit m31 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (34) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed electronically as Exhibit m34 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (35) Master Distribution and Individual Shareholder Services Plan (R
Class), dated August 29, 2003 (filed electronically as Exhibit m16 to
Post-Effective Amendment No. 17 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (36) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (37) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated February 24, 2005 (filed electronically as Exhibit m30 to Post-Effective Amendment No. 22 of American
Century Strategic Asset Allocations, Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (38) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated July 29, 2005 (filed electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds, Inc. on July 28, 2005, File No. 2-14213, and
incorporated herein by reference).

          (39) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated September 29, 2005 (filed electronically as Exhibit m22 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (40) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed electronically as Exhibit m40 to Post-Effective Amendment No. 23 to the Registration Statement
of American Century Strategic Asset Allocations, Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

     (n)  (1) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No.2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated February 27, 2004 (filed electronically as Exhibit n4 to Post-Effective
Amendment No. 104 to the Registration Statement of American Century Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust, on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated September 30, 2004 (filed electronically as Exhibit n7 to Post-Effective
Amendment No. 20 to the Registration Statement of American Century Strategic
Asset Allocations, Inc., on September 29, 2004, File No. 33-79482, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed electronically as Exhibit n8 to Post-Effective
Amendment No. 106 to the Registration Statement of American Century Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213, and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated Multiple Class Plan,
dated February 24, 2005 (filed electronically as Exhibit n9 to Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations, Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated Multiple Class Plan,
dated July 29, 2005 (filed electronically as Exhibit n10 to Post-Effective
Amendment No. 111 to the Registration Statement of American Century Mutual
Funds, Inc. on July 28, 2005, File No. 2-14213, and incorporated herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration Statement of American Century Quantitative
Equity Funds, Inc. on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated March 30, 2006 (filed electronically as Exhibit n12 to the Registration
Statement of American Century Strategic Asset Allocations, Inc. on March 30,
2006, File No. 33-79482, and incorporated herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 38 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000
(filed electronically as Exhibit p2 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (3) Barclays Code of Ethics (filed electronically as Exhibit p2 to
Post-Effective Amendment No. 30 to the Registration Statement of American
Century Variable Portfolios, Inc. on April 12, 2001, File No. 33-14567, and
incorporated herein by reference).

          (4) J.P. Morgan Investment Management, Inc. Code of Ethics (filed electronically as Exhibit p3 to Post-Effective Amendment No. 20 to the
Registration Statement of the Registrant on April 20, 2001, File No. 33-64872,
and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Fund

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     The Registrant is a Maryland corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     In addition to serving as the Registrant's investment advisor, American
Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under
"Management" in the Statement of Additional Information included in this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

     Mark Mallon (Senior Vice President and Chief Investment Officer). Senior
     Vice President and Chief Investment Officer, American Century Global
     Investment Management, Inc. (ACGIM). Also serves as portfolio manager for a number of American Century-advised investment companies.

     The principal address for all American Century entities other than ACGIM is
4500 Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666
Third Avenue, 23rd Floor, New York, NY 10017.

     The subadvisor for Equity Index is Barclays Global Fund Advisors (BGFA), a
wholly owned subsidiary of Barclays Global Investors, N.A. (BGI), 45 Fremont
Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the
Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                   Principal Business(es) During the
                                    Last Two Fiscal Years

Blake Grossman                      Director and Chairman of the Board
Chairman                            of Directors of BGFA and Chief
                                    Executive Officer and Director of
                                    BGI
                                    45 Fremont Street
                                    San Francisco, CA  94105

Frank Ryan                          Chief Financial Officer of BGFA and
Officer                             Chief Financial Officer and Cashier
                                    of BGI
                                    45 Fremont Street
                                    San Francisco, CA  94105

Richard Ricci                       Director and Chief Operating
Director                            Officer of BGFA and BGI
                                    45 Fremont Street
                                    San Francisco, CA 94105

     The subadvisor for Real Estate is J.P. Morgan Investment Management Inc.
(JPMIM). Additional information about the business and other connections of
JPMIM is available in Part I of JPMIM's Form ADV and the schedules thereto (SEC file number 801-21011).

Item 27.  Principal Underwriters

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of
ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter             with Registrant
-----------------------------------------------------------------------
James E. Stowers, Jr.  Director                       Director and
                                                      Co-Vice Chairman

James E. Stowers III   Chairman and Director          Director and
                                                      Co-Vice Chairman

William M. Lyons       President, Chief Executive     President
                       Officer and Director

Jonathan S. Thomas     Executive Vice President,      Executive Vice
                       Chief Financial Officer,       President
                       and Chief Accounting
                       Officer

Donna Byers            Senior Vice President          none

Brian Jeter            Senior Vice President          none

Mark Killen            Senior Vice President          none

David Larrabee         Senior Vice President          none

Barry Mayhew           Senior Vice President          none

David C. Tucker        Senior Vice President          Senior Vice
                       and General Counsel            President
                                                      and General
                                                      Counsel

Clifford Brandt        Chief Compliance Officer       none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043;
American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP
Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; Commerce Bank, N.A.,
1000 Walnut, Kansas City, MO 64105; and Goldman, Sachs & Co., 85 Broad Street,
New York, NY 10004. Certain records relating to the day-to-day portfolio management of Equity Index are kept in the offices of the subadvisor, Barclays
Global Fund Advisors (BGFA), 45 Fremont Street, San Francisco, CA 94105. Certain
records relating to the day-to-day portfolio management of Real Estate are kept in the offices of the subadvisor, J.P. Morgan Investment Management, Inc., 522
Fifth Avenue, New York, NY 10036.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of
April, 2006.

                               AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                                  (Registrant)

                               By: /*/ William M. Lyons
                                   ---------------------------------------------
                                   President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                             DATE
---------                   -----                             ----

*William M. Lyons           President and                   April 28, 2006
----------------------      Principal Executive Officer
William M. Lyons

*Maryanne Roepke            Senior Vice President,          April 28, 2006
----------------------      Treasurer and Chief Financial
Maryanne Roepke             Officer

*James E. Stowers, Jr.      Co-Vice Chairman of the         April 28, 2006
----------------------      Board and Director
James E. Stowers, Jr.

*James E. Stowers III       Co-Vice Chairman of the         April 28, 2006
----------------------      Board and Director
James E. Stowers III

*Thomas A. Brown            Director                        April 28, 2006
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                        April 28, 2006
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                        April 28, 2006
----------------------
D. D. (Del) Hock

*Donald H. Pratt            Chairman of the Board           April 28, 2006
----------------------      and Director
Donald H. Pratt

*Gale E. Sayers             Director                        April 28, 2006
----------------------
Gale E. Sayers

*M. Jeannine Strandjord     Director                        April 28, 2006
----------------------
M. Jeannine Strandjord

*Timothy S. Webster         Director                        April 28, 2006
----------------------
Timothy S. Webster

*By /s/ Ryan L. Blaine
    ----------------------------------------
    Ryan L. Blaine
    Attorney-in-Fact (pursuant to a Power of
    Attorney dated December 13, 2005)